UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


December 2, 2005

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:      KEELEY Small Cap Value Fund
         Registration Nos. 33-63562; 811-7760


Dear Sir or Madam:

On behalf of the above-referenced registered investment company ( the "Company"), transmitted herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 13 to the Company's registration statement on Form N-1A. Questions regarding this filing may be directed to the undersigned at 414-299-2000.

Sincerely,



/s/Lesli Hosford McLinden
Senior Counsel



Encl.